RBC BlueBay Short Duration Fixed Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	130 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 30, 2013)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%		1.75%
ICE BofA 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 30, 2013)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	1.59%	1.64%		1.56%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.78%	1.86%	2.13%	2.02%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.49%	2.26%	2.37%		2.25%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.57%	1.08%	1.32%		1.22%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.22%	1.23% [1]	1.36% [1]		1.27% [1]

[1]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.